Fair Value Measurements - Summary of Classification Within Fair Value Hierarchy (Details) - EBP 003 [Member] - USD ($)	Dec. 31, 2025		Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value	$ 37,857,604		$ 32,114,184
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value	11,861,960
Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value	25,995,644
Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value			710,612
Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value	25,995,644		22,061,816
Common Collective Trust [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value	25,995,644		22,061,816
Common Collective Trust [Member] | Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value			710,612
Equity Securities [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value	3,601,917	[1]	3,456,829
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value	3,601,917		3,456,829
Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value	8,009,356		5,718,527
Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value	8,009,356		5,718,527
EBP, Self-Directed Brokerage Account [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value	250,687		166,400
EBP, Self-Directed Brokerage Account [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value	$ 250,687		166,400
Investment [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value			31,403,572
Investment [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value			9,341,756
Investment [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at Fair Value			$ 22,061,816

[1]	Represents a party-in-interest as defined by ERISA.